Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss available to common stockholders	$ 3,695,535	$ 776,177	$ 8,127,444	$ 3,319,612
Net cash used in operations	243,388	$ 128,241	1,634,483	709,990
Accumulated deficit	50,449,379		46,753,844	$ 38,626,400
Stockholders' deficit	17,880,668
Working capital deficit	18,734,145		10,688,767
Cash on hand	$ 1,337,285		$ 350,231